Content Assets (Tables)	12 Months Ended
Dec. 31, 2025
Capitalized Licensed Content Costs [Abstract]
Schedule Of Content Assets Net
Content assets, net consisted of the following (in thousands):

	As of December 31,
	2025	2024
Licensed content, net and advances	$95,017	$152,851
Produced content:
Released, less amortization	57,808	65,990
Completed, not released	9,109	23,267
In production	8,039	7,565
Total produced content, net	74,956	96,822
Total Content assets, net and advances	$169,973	$249,673

Current portion (included in Prepaid expenses and other current assets)	$2,065	$12,352
Non-current portion	$167,908	$237,321

Schedule Of Amortization Of Content Assets Included In Cost Of Revenue In Condensed Consolidated Statement Of Operation
Amortization of content assets is primarily included in Cost of revenue, advertising in the consolidated statements of operations and is as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Licensed content	$168,499	$161,194	$161,633
Produced content	40,993	45,181	46,219
Total amortization costs	$209,492	$206,375	$207,852

Schedule of Amortization Expense for Capitalized Licensed Content Assets
The following table reflects the expected amortization costs of released licensed and produced content assets, net for the next three years (in thousands):

	Years Ended December 31,
	2026	2027	2028
Licensed content	$64,866	$15,849	$7,255
Produced content	27,317	16,470	10,832
Total expected amortization costs	$92,183	$32,319	$18,087